Average Annual Total Returns - Transamerica ClearTrack 2030	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	R6 Return After Taxes on Distributions 1 Year	R6 Return After Taxes on Distributions 5 Years	R6 Return After Taxes on Distributions Since Inception	R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R1 1 Year	R1 5 Years	R1 Since Inception	R1 Inception Date	R3 1 Year	R3 5 Years	R3 Since Inception	R3 Inception Date	Dow Jones Target 2030 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Target 2030 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Target 2030 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	13.68%	9.52%	7.57%	Mar. 02, 2015	12.79%	8.49%	6.66%	8.72%	7.29%	5.76%	12.90%	8.79%	6.87%	Mar. 02, 2015	13.13%		13.16%	Mar. 01, 2019	10.88%	8.86%	6.84%